Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended			12 Months Ended
	Jun. 30, 2015 USD ($)	Feb. 28, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2015 USD ($) Person Property Customer $ / shares shares	Dec. 31, 2014 USD ($) Property Customer shares	Dec. 31, 2013 USD ($) Property Customer shares	Oct. 29, 2015 USD ($)	Dec. 20, 2012 Person
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock repurchased, shares | shares				630,000
Common stock repurchased, average price per share | $ / shares				$ 14.52
Common stock repurchased, value				$ 9,149,000
Aggregate maximum commitment amount				3,190,555,000
Foreign currency exchange gains (losses)				221,000	$ 67,000	$ 75,000
Estimated future residual value	$ 1,650,000				1,450,000
Increase in depreciation expense				10,519,000
One-time charge for containers				931,000
Asset impairment charges				35,345,000	13,108,000	8,891,000
Containers held for sale				$ 43,245,000	25,213,000
Minimum likelihood of tax benefits being recognized				50.00%
Debt issuance cost				$ 5,853,000	12,490,000	13,633,000
Amortization of debt issuance costs				7,158,000	10,044,000	10,612,000
Write off of unamortized debt issuance cost	$ 160,000
Direct container expenses paid in various foreign currencies				$ 12,700,000	$ 13,442,000	$ 13,925,000
Percentage of direct container expenses paid in various foreign currencies				27.00%	28.00%	32.00%
Number of foreign currencies used for expenses payment				18	18	18
Total fleet's leasing billing				$ 542,200,000	$ 563,091,000	$ 528,973,000
Share-based compensation expense				7,743,000	7,499,000	5,694,000
Notional amount of interest rate swaps and caps				1,849,385,000
Fair value of liability				3,412,000	2,219,000
Fair value of asset				814,000	1,568,000
Credit valuation adjustment				97,000	102,000
Unrealized (losses) gains on interest rate swaps and caps, net				(1,947,000)	1,512,000	8,656,000
Fair value of net investment in direct financing and sales-type leases				317,602,000	354,443,000
Net investment in direct financing and sales-type leases				331,134,000	369,005,000
Fair value of long-term debt				3,016,301,000	2,998,220,000
Long-term debt				$ 3,023,548,000	2,995,977,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms				11 years
Long term lease period				3 years
Estimated useful lives				3 years
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock repurchased program, Authorized amount							$ 100,000,000
Cash and cash equivalents, original maturity period				3 months
Intangible assets, contract terms				13 years
Long term lease period				5 years
Estimated useful lives				7 years
Fair Value, Inputs, Level 2
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Notional amount of interest rate swaps and caps				$ 1,849,385,000
Stock Options And Restricted Stock Units | Stock Incentive Plan 2007
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense				$ 7,743,000	$ 7,499,000	$ 5,694,000
Five Largest Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				40.30%	38.20%	38.00%
Twenty Five Largest Container Lessees
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				77.40%	74.70%	72.10%
Scenario Three
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges				$ 32,680,000	$ 11,457,000	$ 4,214,000
Number of container held for sale | Property				97,506	35,953	13,226
Scenario Four
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges				$ 15,858,000	$ 3,892,000
Number of container held for sale | Property				38,983	9,452
Containers held for sale				$ 32,153,000	$ 10,606,000
Total Fleet Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for over 10% of lease rental income | Customer				0	0	0
Number of customers having containers on-hire | Customer				360
Total Fleet Lease Rental Income | CMA-CGM S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				12.20%	11.80%	12.00%
Total fleet's leasing billing				$ 74,800,000	$ 72,800,000	$ 72,600,000
Total Fleet Lease Rental Income | Mediterranean Shipping Company S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				11.90%	11.20%	10.60%
Total fleet's leasing billing				$ 72,900,000	$ 69,200,000	$ 64,300,000
Total Fleet Lease Rental Income | Non United States Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable				97.20%	95.50%
Percentage of company's finance lease receivable				99.90%	99.70%
Lease Rental Income | CMA-CGM S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				11.10%	10.60%	10.50%
Percentage of company's accounts receivable				9.30%	9.30%
Lease Rental Income | Mediterranean Shipping Company S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income				10.50%	9.80%	9.60%
Percentage of company's accounts receivable				9.70%	8.90%
Lease Rental Income | Scenario Three
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for over 10% of lease rental income | Customer				1	1
Lease Rental Income | Scenario Four
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customer accounted for over 10% of lease rental income | Customer				0	0	0
TL Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount				$ 700,000,000
Write off of unamortized debt issuance cost				160,000
Long-term debt				574,000,000	$ 684,500,000
TMCL IV Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount				178,471,000
Write off of unamortized debt issuance cost		$ 298,000		298,000
Long-term debt				177,400,000	165,000,000
TMCL II Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount				901,589,000
Write off of unamortized debt issuance cost			$ 390,000		390,000	$ 245,000
Long-term debt				892,100,000	852,100,000
TMCL Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost					6,424,000
TAP Funding Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount				150,000,000
Write off of unamortized debt issuance cost						$ 650,000
Long-term debt				129,500,000	126,000,000
Containers Unrecoverable in Lessees Default
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges				697,000	$ 1,651,000
Container Unrecoverable in Lessees Insolvency
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Asset impairment charges				$ 1,968,000
Employee Stock Option
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Securities excluded from computation of diluted earnings per share | shares				798,078	244,971	38,130
Restricted Share Units
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Securities excluded from computation of diluted earnings per share | shares				360,248	0	0
Operating Leases | Scenario 9 | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term				3 years
Operating Leases | Scenario 9 | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term				5 years
Operating Leases | Scenario 10 | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term				1 year
Operating Leases | Scenario 10 | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts term				8 years
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.				25.00%				50.10%
Number of board of directors seats | Person				2				2
Percentage of capital contributions				25.00%
TL | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of required approvals from Company board of directors for any action by the board of directors | Person				1
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.								49.90%
Number of board of directors seats | Person								1
WFC
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.				75.00%
Number of board of directors seats | Person				6
Percentage of capital contributions				75.00%
TW | Revolving Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount				$ 300,000,000
TW | Revolving Credit Facility | Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of book value of net investment in direct financing leases to be financed				90.00%